Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of revenues, gross profit and assets for the operating segments
	RFID	Supply Chain Solutions	Intelligent Robotics	Consolidated
2019
Revenues	$13,240	$19,750	$827	$33,817
Gross profit	$2,906	$3,750	$2	$6,658
Impairment of Goodwill and intangible assets	$-	$-	$(970)	$(970)
Operating Income (loss)	$(126)	$1,137	$(1,642)	$(631)
Goodwill	$4,676	$-	$471	$5,147
Long Term assets related to segment (excluding Goodwill)	$786	$1,063	$881	$2,730

2018
Revenues	$14,445	$18,205	$-	$32,650
Gross profit	$3,371	$3,372	$-	$6,743
Operating Income	$306	$898	$-	$1,204
Goodwill	$4,676	$-	$-	$4,676
Long Term assets related to segment (excluding Goodwill)	$649	$717	$-	$1,366

2017
Revenues	$13,666	$15,495	$-	$28,932
Gross profit	$3,623	$2,722	$-	$6,345
Operating Income	$591	$495	$-	$1,086
Goodwill	$4,676	$-	$-	$4,676
Long Term assets related to segment (excluding Goodwill)	$780	$229	$-	$1,009

Schedule of total revenues and long-lived assets
	Year ended December 31,
	2019		2018		2017
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$23,493	$1,257	$22,990	$1,108	$21,870	$651
Far East	5,055	-	3,800	-	1,416	-
India	3,624	-	4,209	-	4,497	-
America	901	-	1,189	-	918	-
Europe	744	-	462	-	231	-

	$33,817	$1,257	$32,650	$1,108	$28,932	$651

(*)	Long-lived assets are comprised of property and equipment (intangible assets and goodwill are not included).